Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Operating Expenses [Abstract]
Schedule of Operating Expenses
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Compensation and employee benefits(a)	$21,553	$28,377	$47,626	$53,671
Other operating expenses(b)	24,659	16,815	44,910	27,936
Cost of sales(c)	4,344	11,091	11,062	21,788
Operating expenses	$50,556	$56,283	$103,598	$103,395

(a)      Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.

(b)      Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for the three and six months ended June 30, 2025 included $0.2 million and $1.0 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the lease liabilities (three and six months ended June 30, 2024 — $0.6 million and $1.1 million).

(c)      Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company’s obligations under customer contracts.